Concentrations and Risks (Details) - Schedule of Concentration Accounts Receivable - Accounts Receivable [Member] - Customer Concentration Risk [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Company A [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration on sales amount	$ 602,705
Concentration on sales percentage	18.40%	0.00%
Company B [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration on sales amount	$ 596,667	$ 307,672
Concentration on sales percentage	18.30%	12.00%
Company C [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration on sales amount	$ 414,036	$ 7,997
Concentration on sales percentage	12.70%	0.30%
Company D [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration on sales amount		$ 679,226
Concentration on sales percentage	0.00%	26.40%
Company E [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration on sales amount		$ 586,103
Concentration on sales percentage	0.00%	22.80%
Company's [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration on sales amount	$ 1,613,408	$ 1,580,998
Concentration on sales percentage	49.40%	61.00%